Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

December 9, 2014

United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549
Attention:  John Dana Brown, Attorney Advisor
Re:	Poseidon Containers Holdings Corp. Confidential Draft Registration Statement on Form F-1 CIK No. 1620944
Dear Mr. Brown:
Reference is made to the draft registration statement on Form F-1 (the “Draft Registration Statement”) of Poseidon Containers Holdings Corp. (the “Company”) in connection with the registration of the Company’s common shares under the Securities Act of 1933, as amended, that was confidentially submitted to the U.S. Securities and Exchange Commission (the “Commission”) for review on September 30, 2014.  By letter dated October 27, 2014 (the “Comment Letter”), the staff of the Commission (the “Staff”) provided the Company with its comments to the Draft Registration Statement.  The first amended draft registration statement on Form F-1 (the “Amended Draft Registration Statement”), which responds to the Staff’s comments contained in the Comment Letter, is today being confidentially submitted to the Commission for review.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Amended Draft Registration Statement.  The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.
General
1.	Please identify the lead underwriter in your next submission or explain why you are unable to do so. To the extent you do not identify the lead underwriter in your next submission, we may defer further review.
The Company advises the Staff that it has identified Morgan Stanley & Co. LLC as the lead underwriter on the cover of the prospectus.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.
The Company advises the Staff that if any written communications or research reports are prepared, published or distributed as permitted under the Jumpstart Our Business Startups Act prior to the effectiveness of its registration statement on Form F-1, the Company undertakes to provide such materials to the Staff on a supplemental basis.  As of the date hereof, no such materials have been prepared, published or distributed to potential investors.
3.	Prior to printing and distribution please provide us with any artwork that you intend to use as part of the prospectus.
The Company confirms to the Staff that it will provide the Staff with any artwork to be included in the prospectus prior to printing and distribution.
4.	Please update the financial statements included in the filing pursuant to Item 8.A.5 of Form 20-F, as directed by Item 4.a of Form F-1. Also update the associated financial information in applicable sections of the filing as appropriate, for example, capitalization, dilution, MD&A and any applicable pro forma financial information that is presented.
The Company advises the Staff that it has included in the Amended Draft Registration Statement its unaudited interim financial statements as of and for the nine months ended September 30, 2014. The Company has also updated corresponding financial information throughout the Amended Draft Registration Statement, as applicable, including in the sections entitled “Capitalization,” “Dilution,” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” In addition, the Company supplementally advises the Staff that, as of the date hereof, there have been no material events that would require the presentation of pro forma financial information.
5.	It appears that pro forma financial information presented in accordance with Item 11 of Regulation S-X may be appropriate to reflect the effects of the following items disclosed in the filing that are to be entered into at or about the time of the completion of the offering:
•	Employment agreements with the CEO and certain other officers to be entered into.
•	New technical management agreement with Technomar.
•	Office space to be provided by Technomar.
•	New commercial management agreement with ConChart.

•	Debt to be incurred under the new senior secured credit facility to fund the acquisition cost of the Expansion Fleet.
•	Shares of common stock issued to acquire the Initial Fleet.
Please advise and revise as appropriate. Include pro forma results and related per share amounts in summary and selected financial and operating data sections as appropriate.
The Company respectfully advises the Staff that, as of the date hereof, the referenced agreements that the Company expects to enter into at or prior to the closing of the offering are under negotiation and their material terms have not been finalized.  To the extent the Company determines, prior to the effectiveness of its registration statement on Form F-1, that pro forma financial information would be required as a result of the Company’s entry into any of these agreements, the Company confirms that it will update its registration statement, as appropriate, with such pro forma financial information.
Prospectus Summary, page 1
6.	Consistent with your disclosure on page 23, please disclose in the summary that you will not escrow the proceeds from the offering and will not return the proceeds if you do not take delivery of one or more vessels.
In response to the Staff’s comment, the Company has updated its disclosure under the heading “Prospectus Summary—The Company” and throughout the Amended Draft Registration Statement to specifically state that in the event the Company does not acquire one or more of the vessels in the Expansion Fleet, it will not escrow or otherwise return the proceeds it receives in the offering.
The Company, page 1
7.	We note the classification of your fleet as modern and that the average age of your combined initial fleet will be 9.7 years. Please clarify how the average age of your initial fleet compares with the industry average for comparable containership vessels.
The Company has revised its disclosure throughout the Amended Draft Registration Statement to state that its Initial Fleet has a “TEU-weighted average age of approximately 9.7 years, compared to an industry average age of approximately 10.6 years, as of December 9, 2014, according to Drewry Shipping Consultants Ltd.”

8.	Please revise to briefly explain the basis for your statement that liner companies are exhibiting a preference for slow-steaming, fuel-efficient, wide beam containerships.
In response to the Staff’s comment, the Company has revised the referenced disclosure to state that “According to Drewry, liner companies are exhibiting a preference for fuel-efficient, wide-beam, containerships. Fuel-efficient vessels achieve lower fuel consumption and provide charterers with the benefits of fuel savings, while the wide-beam feature provides the capability to carry more containers than vessels of narrower beam.  Liner companies favor these vessels because they provide the flexibility to serve a wide range of ports worldwide, offering economies of scale and greater employment opportunities.” In addition, the reference to "slow-steaming" has been removed.
9.	In the second paragraph at the top of page 2 you disclose that you will acquire each of the vessels in your Initial Fleet concurrently with this offering through a share exchange agreement between you and PCH pursuant to which you will exchange your common shares for a 100% equity interest in the holding companies which own such vessels. Please tell us and disclose the number of shares to be issued and the dollar amount of the acquisition. In so doing, explain to us and disclose the basis for how you determined the value of the vessels acquired and the per share value of the common stock to be issued. Since PCH is related to you, it appears that the dollar value of the vessels acquired will be equal to PCH’s carrying value of the vessels. Please conform disclosure elsewhere in the filing for all of the preceding information where the acquisition of the Initial Fleet is discussed, as appropriate.
The Company advises the Staff that prior to the closing of the offering, it will enter into a share exchange agreement with PCH, pursuant to which it will acquire a 100% equity interest in the vessel-owning companies which own the 16 containerships comprising the Initial Fleet and a 100% equity interest in nine non-vessel owning companies, in exchange for a number of the Company’s newly issued common shares at the public offering price per share.
The Company further advises the Staff that the vessels in the Initial Fleet will remain under common control before and after the share exchange, and accordingly, the Company expects that the assets and liabilities of the holding companies which own the vessels will be recorded by the Company at their historical carrying amounts.
The Company has included this information under the headings “Prospectus Summary” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and elsewhere in the Amended Draft Registration Statement, where appropriate.

Management of Our Vessels, page 2
10.	Please revise to disclose the total dollar amount you paid for the commercial, crewing and technical management of your fleet during the last audit period.
In response to the Staff’s comment, the Company has revised its disclosure under the headings “Prospectus Summary—Management of our Vessels,” “Business—Management of our Vessels” and throughout the Amended Draft Registration Statement to provide the total dollar amount paid for commercial management and technical management of its fleet for nine month periods ended September 30, 2014 and 2013, and the fiscal years ended December 31, 2013, 2012, and 2011. The Company supplementally advises the Staff that, although its technical manager is responsible for selecting and managing its vessels’ crew and arranging for crew insurances, the Company is directly responsible for the payment of these costs, and such costs are not included in the fees payable under the technical management agreement.
Experienced Management Team, page 4
11.	Please provide balancing language to specify that your competitors, some of which are larger and have more financial resources, may also have strong relationships with the companies you would seek to do business with or from which you would acquire vessels. Please provide similar balancing language on page 5, wherein you state that management’s relationships will provide you with an advantage in sourcing new deals.
In response to the Staff’s comment, the Company has revised the referenced disclosure to state: “While we believe that Mr. Giouroukos’ success in sourcing and completing transactions will provide us with a competitive advantage as we look to expand our Combined Fleet in the future, our competitors, some of which are larger and have more financial resources than we do, may have strong relationships with companies with which we seek to transact business or from which we would acquire vessels.”
Diversified, Modern Fleet, page 5
12.	Please provide greater support for your statement that your fleet features enable you to capture premium charter rates and achieve high levels of employment in weak charter markets.
In response to the Staff’s comment, the Company has revised the referenced disclosure to state that “We believe that these features will enable us to capture a premium to the average charter rates for smaller, less efficient containerships and achieve high levels of employment in weak charter markets. According to Drewry, fuel-efficient wide-beam containerships with carrying capacities of between 5,000 and 9,000 TEU have typically earned a premium in the charter market because of their ability to service a greater number of ports due to their reduced length, shallower draft and enhanced vessel stability, which provides greater cargo carrying capacity. Such vessels also benefit from economies of scale and provide significant savings in fuel costs per container carried.”

Our Corporate Structure, page 7
13.	Please revise to include the percentage ownership for each entity shown in the diagram.
In response to the Staff’s comment, the Company has revised the corporate structure diagram to include the percentage of ownership of each entity.
Common shares to be outstanding after this offering, page 10
14.	Please clarify, if true, that the number of shares to be outstanding after the offering includes (i) shares issued to acquire the Initial Fleet and (ii) applicable shares issued in association with the new commercial arrangement with ConChart to be entered into, and the number of such shares associated with each. If this is not true, explain why it is not appropriate to include such shares here.
In response to the Staff’s comment, the Company has revised the referenced disclosure to clarify that the number of shares to be outstanding after the offering includes such number of common shares that will be issued to PCH at or prior to the closing of the offering pursuant to a share exchange agreement in connection with the Company’s acquisition of the Initial Fleet.  The Company supplementally advises the Staff that it expects to enter into a new commercial management agreement with ConChart upon the completion of the offering and the Company’s taking delivery of the Initial Fleet.  Accordingly, ConChart will not be entitled to receive any of the Company’s common shares in connection with this acquisition.
If our vessels call on ports located in countries that are subject to sanctions, page 21
15.	You state that from time to time in the future, on your charterers’ instructions, your vessels may call on ports in Cuba, Iran, Sudan and Syria, countries which are designated as state sponsors of terrorism by the U.S. Department of State and are subject to U.S. economic sanctions and export controls. Please tell us whether your charter parties contain or will contain provisions regarding your vessels operating in Cuba, Iran, Sudan or Syria and, if so, describe the provisions to us.
The Company advises the Staff that all of the Company’s charter agreements contain provisions that prohibit trading to certain enumerated countries or jurisdictions, which, depending on the charter, include, among others, Cuba, Iran, Sudan and Syria and all United Nations, United States and European Union sanctioned places or ports or countries and places.
The Company supplementally advises the Staff that it endeavors to include similar provisions in each new charter agreement it negotiates.

Our Chief Executive Officer and certain other officers, page 30
16.	Please disclose any instances currently known where your directors and officers are holding positions with, or serving as directors or officers of, other companies.
The Company advises the Staff that it has revised the referenced risk factor to disclose the positions its Chief Executive Officer has with other companies, and to include a cross reference to the section entitled “Management—Directors and Officers” for further information on the professional biographies of the Company’s officers and directors.  The Company confirms to the Staff that it will further update its registration statement on Form F-1, prior to its effectiveness, with the requested information when it identifies its other officers and directors.
Indebtedness under our credit facilities, page 34
17.	Please revise to disclose the amounts outstanding under your credit facilities as of the most recently practicable date.
In response to the Staff’s comment, the Company has revised the referenced risk factor to disclose the total amount outstanding under its credit facilities as of September 30, 2014 and December 31, 2013.
Capitalization, page 46
18.	Please confirm to us that the table will include the effects of the common shares to be issued to acquire the Initial Fleet. If this is not true, please explain why it is appropriate to exclude such effect.
The Company confirms to the Staff that the capitalization table will include the effects of the common shares to be issued to acquire the Initial Fleet, and has included a placeholder for this information for completion when available.
Reduced Emerging Growth Company Requirements, page 56
19.	Please reconcile your disclosure here that you have elected to “opt out” of the extended transition period, with your disclosure on pages 38 and 39 wherein you disclose that you have elected to take advantage of the reduced report obligations.
The Company advises the Staff that, as disclosed throughout the Amended Draft Registration Statement, the Company may take advantage of some, but not all, of the reduced reporting obligations available to “emerging growth companies.”  The Company has revised the referenced disclosure to state “While we have elected to take advantage of some of the reduced reporting obligations, we are choosing to “opt out” of the extended transition period relating to the exemption from new or revised financial accounting standards.”

Impairment of Long-lived Assets, page 57
20.	We note that, in developing estimates of undiscounted future cash flows, management utilizes an estimated daily time charter equivalent for your vessels’ unfixed and noncontracted days based on the most recent ten year’s average historical one year time charter rates in addition to the current contracted time charter rates. Explain to us why you believe it is appropriate to use a 10 year average in developing the assumed rate and is representative of expected future rates relative to averages for shorter periods, especially in relation to actual rates for 2013 and 2014 in light of (i) the rates you experienced for 2013 were lower than those for 2012, (ii) containership values have decreased significantly since 2008 and have remained at depressed levels through the first half of 2014, (iii) rates in mid-2014 remain well below long term averages, (iv) many of your vessels are coming off charter in the near future and will be subject to rates existing at those times, and (v) you have a number of vessels more than 10 years old. Additionally, tell us how a sensitivity analysis using rates based on the most recent five and three year averages and the actual one year average rate for 2013 compares to your analysis performed using the 10 year average and the effect of such rates on your impairment conclusion.
The Company supplementally advises the Staff that in performing an impairment analysis, the Company believes that its use of ten-year average historical charter rates for similar containerships is a more appropriate measure to use than an average over a shorter period of time because charter rates typically follow long-term economic cycles that last several years. The Company believes that ten-year average historical rates would account for long-term factors in the shipping industry, which the Company’s vessels are likely to experience over their estimated 20.74 years (TEU-weighted) of remaining expected economic life.  These long-term factors include the cyclical nature of charter rates, the fluctuation of vessel values, changes in market conditions and trading patterns, and changes to the size of the worldwide containership fleet.  The Company believes that the average charter rates over shorter periods of time, such as the 5-year, 3-year, and 1-year averages, would reflect short-term volatility and may not reflect the rates of a complete shipping cycle. Accordingly, the Company believes that ten-year average historical charter rates represent a reasonable period, as they reflect both economic highs and lows and are more likely to capture a wider range of market conditions and therefore to be more indicative of rates that will be achieved over the remaining economic life of the Company’s vessels.
The Company further advises the Staff that, in response to the Staff’s comment, it has revised the referenced disclosure to provide a sensitivity analysis assuming 5-year, 3-year, and 1-year averages (of the one-year charter rate for similar vessels) are used in its impairment analysis.

Liquidity and Capital Resources, page 62
21.	Please discuss (i) the reason for your negative working capital, (ii) its effect on your liquidity and operations, and (iii) how you manage the deficit.
In response to the Staff’s comment, the Company has revised the referenced disclosure to discuss the reason for its negative working capital, its effect on the Company’s liquidity and operations, and how the Company is managing the deficit.
Contractual Obligations, page 66
22.	Please include in the table payments under the technical and commercial management agreements existing at December 31, 2013. Additionally, pursuant to instruction 7 to Item 303(B) of Regulation S-K, please disclose any expected material changes in contractual obligations associated with the applicable arrangements to be entered into indicated in the comment above for which pro forma financial information may be necessary.
In response to the Staff’s comment, the Company has revised the referenced contractual obligations table to include expected payments under its technical and commercial management agreements. The Company respectfully refers the Staff to its response to Comment No. 5, above, with respect to the provision of pro forma financial information.
Vessel Acquisition, page 92
23.	Please disclose the dates in which you entered into the memorandum of understandings to acquire your expansion fleet and, to the extent not already disclosed in this section, briefly discuss the “certain conditions” that must be satisfied.
The Company supplementally advises the Staff that it has not yet identified the Expansion Fleet. The Company confirms that it will update the referenced disclosure with the date on which it enters into the memoranda of agreement, and further, to discuss certain conditions that must be satisfied to complete the acquisition, when the terms of the memoranda of agreement are finalized.
Risk of Loss and Liability Insurance, page 105
24.	Revise to disclose here the amounts of your insurance coverage so that the disclosure will be useful to investors who may not know what you believe is adequate.
In response to the Staff’s comment, the Company has revised the referenced disclosure to provide the amounts of its vessel insurance coverage.

Management, page 107
25.	We note that Mr. Giouroukos and your other officers may hold positions with other companies and that there will be no formal requirements for the allocation of time between your business and that of other companies. If possible, please disclose the approximate percentage of time that you expect each executive will allocate to your business. Please also disclose in their biographical information any other outside positions that are currently held by each officer.
In response to the Staff’s comment, the Company has revised the referenced disclosure to state that, initially, the Company expects that Mr. Giouroukos, the Chief Executive Officer, will devote substantially all of his business time to the management of the Company’s business. Additionally, the Company confirms to the Staff that it will further update its registration statement on Form F-1 with the requested information when it identifies its other officers, as applicable.
Commercial Management Agreement, page 111
26.	Please clarify if all commissions payable under the new agreement are payable in common shares, or only the commission of 1.00% in regard to vessels purchased and sold on your behalf. State the basis upon which the value and number of shares to be issued will be determined.
The Company advises the Staff that it expects that its new commercial management agreement with ConChart will not include a commission payable in connection with vessel purchases and sales. Accordingly, all references to this commission have been removed from the Amended Draft Registration Statement.
Security Ownership of Certain Beneficial Owners and Management, page 116
27.	Please revise footnote 2 to the table to disclose the percentage ownership of your major shareholders if the over-allotment option is exercised in full.
In response to the Staff’s comment, the Company has revised the referenced table to disclose the percentage ownership of PCH, its major shareholder, after the offering, assuming the underwriters’ over-allotment option is exercised in full.

Shares Eligible for Future Sale, page 121
28.	We note your reference to registration rights and your cross reference to a subsection of Certain Relationships and Related Party Transactions related to a registration rights agreement, but we are unable to locate such subsection. Please revise accordingly and if there is a registration rights agreement please file it as an exhibit.
The Company advises the Staff that it expects to enter into a Registration Rights Agreement with certain of our shareholders at or prior to the closing of the offering.  The Company confirms to the Staff that it will include a description of the significant terms of the Registration Rights Agreement if and when such terms are finalized, and it will file such agreement as an exhibit to its registration statement on Form F-1.
Exhibits, page II-3
29.	Please revise the exhibit list to include all material contracts including your contract to acquire containerships, rights of first offer and refusal, form of new senior secured credit facility, and the memorandum of understanding you entered into to acquire your expansion fleet. In the alternative please explain why you are not required to do so.
The Company advises the Staff that it has revised the exhibit list in the Amended Draft Registration Statement to include all contracts the Company believes are material.
30.	Please confirm that you will file the employment agreements as exhibits once you enter into them with your officers.
The Company respectfully advises the Staff that under Item 601(b)(10)(iii)(C)(5) of Regulation S-K, the Company, as a foreign private issuer, is exempt from the requirement to file its employment agreements as exhibits to its registration statement because the laws of the Company’s home country, the Republic of the Marshall Islands, do not require the Company to file publicly or otherwise disclose the compensation terms of its employment agreements.
* * * *

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223, Edward S. Horton, Esq. at (212) 574-1265 or Filana Silberberg, Esq. at (212) 574-1308.
Very truly yours,

SEWARD & KISSEL LLP

By	/s/ Gary J. Wolfe
Gary J. Wolfe, Esq.